Supplementary cash flow information	3 Months Ended
Mar. 31, 2018
Supplementary cash flow information
Supplementary cash flow information

14. Supplementary cash flow information

The following additional information is provided with respect to net cash provided by (used in) investing activities:

Details for net cash provided by (used in) investing activities in € THOUS
	For the three months ended March 31,
	2018	2017
Details for acquisitions
Assets acquired	-36.062	-155.397
Liabilities assumed	2.608	6.137
Noncontrolling interests subject to put provisions	-	5.700
Noncontrolling interests	-	563
Non-cash consideration	2.864	-9.917
Cash paid	-30.590	-152.914
Less cash acquired	252	383
Net cash paid for acquisitions	-30.338	-152.531

Cash paid for investments	-146.867	-3.693
Cash paid for intangible assets	-4.198	-3.987
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	-181.403	-160.211

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	-	173
Cash received from divestitures of debt securities	82	117
Cash received from repayment of loans	76	9
Proceeds from divestitures	158	299

Acquisitions of the last twelve months increased consolidated earnings in the amount of €2,175.